Angel Oak Mortgage Trust 2025-1 ABS-15G

Exhibit 99.31

Data Compare
Infinity Loan ID	Loan Number	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
XXX	2025010353		Subject Property Type	XXX	XXX			The Appraisal dated XXX reflects Subject Property Type as XXX.	Initial
XXX	2025010301		Number Of Units	XXX	XXX	XXX	100.00000%	Appraisal dated XXX reflects Number of Units as XXX.	Initial
XXX	2025010301		Subject Property Type	XXX	XXX			Appraisal dated XXX reflects Subject property type as "XXX Family".	Initial